Note 21 - Supplementary Data (Details) - Selected Quarterly Financial Data (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		18 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Jun. 30, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014
Selected Quarterly Financial Data (Unaudited) [Abstract]
Net sales	$ 189,132	$ 67,155	[1]	$ 188,433		$ 189,992		$ 182,132		$ 182,395		$ 180,427		$ 186,203		$ 182,195		$ 372,124	$ 118,239	$ 627,712	$ 731,220	$ 728,773	$ 372,858
Gross profit		34,010	[1]	98,972		96,541		93,314		88,768		89,686		90,289		86,311
Net income (loss) attributable to MacDermid, Inc.		$ (10,671)	[1]	$ 14,497		$ (5,855)		$ 15,248		$ 5,545		$ 10,012		$ 25,533		$ 4,887
Basic earnings (loss) per share (a) (in Dollars per share)			[1],[2]		[2]		[2]		[2]		[2]		[2]		[2]		[2]
Diluted earnings (loss) per share (a) (in Dollars per share)			[1],[2]		[2]		[2]		[2]		[2]		[2]		[2]		[2]

[1]	MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.
[2]	Earnings per share calculations for each quarter are based on the weighted average number of shares outstanding for each period. As MacDermid was not a Registrant prior to the Successor 2013 Period, no earnings per share data is presented.